IronBridge Horizon Fund (Prospectus Summary) | IronBridge Horizon Fund
IRONBRIDGE HORIZON FUND
Investment Objective.
The investment objective of the IronBridge Horizon Fund ("Horizon Fund") is capital appreciation.

Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Horizon Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge Horizon Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)		2.00%
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 will be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		IronBridge Horizon Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		1.21%
Fee Waiver	[1]	(0.11%)
Total Annual Fund Operating Expenses after Fee Waiver		1.10%
[1]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Horizon Fund to the extent necessary to ensure that the Horizon Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.10% of the Horizon Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect through November 1, 2012, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2012, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Horizon Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

Expense Example.
This Example is intended to help you compare the cost of investing in the

Horizon Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Horizon Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Horizon Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares in:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
IronBridge Horizon Fund	112	373	654	1,456

Portfolio Turnover.
The Horizon Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The Horizon Fund commenced operations on December 10, 2010, and,

consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2011, the Horizon Fund's portfolio turnover was 18% (on an un-annualized basis).

Principal Investment Strategies.
The Horizon Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in equity stocks of companies with market capitalizations less than or equal to the largest market capitalization

(determined at the time of investment) of any company in the Russell 2000®

Index, which, as of September 30, 2011, was approximately $3.3 billion.  The

Horizon Fund may invest in American Depository Receipts and/or Global Depository

Receipts.  For the purposes of the foregoing principal investment strategy, the

Company interprets "investing primarily, under normal market conditions" to mean that, under normal market conditions, at least 50% of the Horizon Fund's portfolio, when measured at the time of purchase, will be invested in accordance with the strategy above.

The Adviser actively manages the Horizon Fund by applying an economic return framework.  This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Horizon Fund invests primarily in growth and value-style equity securities.

Principal Investment Risks.
Market Risk.  The general level of stock prices as a whole could decline,

causing a decline in the value of your investment.

Market Event Risk.  During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small Cap Risk.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk.  The Adviser may not be able to sell the Horizon Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk.  Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk.  There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk.  Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk.  Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs

are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk.  Loss of money is a risk of investing in the Horizon Fund.

Performance.
Performance information for the Horizon Fund is not included because the Horizon Fund does not have returns for one full calendar year.